Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

14	Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

	2021				2020
	Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	$m	$m	$m	$m	$m	$m
Securities	2,251	42,062	44,313	2,492	39,088	41,580
– treasury and other eligible bills	599	31	630	635	26	661
– debt securities	1,652	5,177	6,829	1,857	5,250	7,107
– equity securities	—	36,854	36,854	—	33,812	33,812
Loans and advances to banks and customers	—	4,307	4,307	—	2,988	2,988
Other	—	1,184	1,184	—	985	985
At 31 Dec	2,251	47,553	49,804	2,492	43,061	45,553